UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee
, WI  53202

(Address of principal executive offices) (Zip code)

Jay S. Fitton
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee
, WI  53202

(Name and address of agent for service)

(513) 629-8104
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2023

Date of reporting period:  May 31, 2023

Item 1. Reports to Stockholders.

(a)

Rockefeller Climate Solutions Fund
Semi-Annual Report
May 31, 2023
Investment Adviser
Rockefeller & Co. LLC
45 Rockefeller Plaza, 5th Floor
New York, New York 10111

Dear Shareholder:
The MSCI All-Country World Index (net dividends) (“MSCI ACWI”) increased 3.44% during the six months ended May 31, 2023, as the market positively inflected at the tail end of
2022 and into 2023, reflecting better-than-expected economic data and earnings results, the prospect of China re-opening, and an overall higher appetite for risk following a transitional period during 2022.
The market proved to be resilient during the collapses of Silvergate Bank, Silicon Valley
Bank, and Signature Bank, which raised doubts about the solvency of US regional banks.
From February 28, 2023 to March 17, 2023, the S&P 500 Financials Index (“S&P 500
Financials”) fell approximately 14% as investors fled the sector given the uncertain outlook.
Fear permeated into the European markets and acutely impacted Credit Suisse, which was already struggling prior to the US regional bank run, leading to its forced marriage to UBS.
For now, it appears that confidence in banks has stabilized following these acquisitions, deposit guarantees from the Federal Deposit Insurance Corporation (FDIC), and the creation of the Bank Term Funding Program (BTFP) for U.S. depository institutions.
The supply chain shortages, aggressive stimulus and monetary policy during the COVID-19 pandemic created meaningful inflationary pressures on US consumers. U.S. Consumer
Price Index (“CPI”) has come down from its peak of 9.1% in June 2022 but remains elevated and an important factor in consumer sentiment. The U.S. Federal Reserve’s (Fed), and other central bank’s chief weapon to stamp out inflation has been to increase interest rates, and rate hikes are likely to continue throughout the back-half of 2023, increasing the risk of negatively impacting global growth and drifting economies into a possible recession.
Global Economy :
A key question remains as to whether central banks can balance rate hike increases to slow down continued inflation while not stunting economic growth, now complicated by the failure of several US banks in March and fears around the outlook for financial institutions of all sizes. Economic indicators are a mixed bag, as the strength of the US economy continues to avoid a highly anticipated economic recession. However, earnings revisions may continue to drift lower as companies deal with volume challenges, inventory destocking, and lingering input costs.
The energy crisis seen in Europe in 2022 appears through the worst of it but has caused short-term gyrations in energy use, including extending the life of nuclear assets set for retirement (Germany, Belgium) and higher use of coal for electricity generation. The economic uncertainties presented by these events appear to be creating long-term opportunities for lower-carbon solutions and investments, as these can reduce energy dependencies at lower costs in most geographies. The focus on decarbonization is becoming clearer and once again a priority for governments and corporations racked by these energy impacts over the past year. In March, the Intergovernmental Panel on Climate Change (IPCC) released its sixth and final report of the cycle, highlighting that while progress has been made by nations around the world, all of the commitments today are still insufficient to avoid breaching the
1.5°C level. The panel concluded that more must be done and done quickly to avoid the irreversible changes to ecosystems around the world.
Rockefeller Climate Solutions Fund (“Fund”):
For the six month fiscal period ended May 31, 2023, the Institutional Class shares of the Fund returned 4.76% (net) versus the MSCI ACWI (“Benchmark”) return of 3.44% over the same period. The Fund outperformed the Benchmark during the period as the rotation into more economically cyclical stocks in the beginning of the year benefitted the portfolio, further aided by the crisis seen in banks and the Fund’s underweight to the Financials sector. Trimble was the largest single detractor, as it has disappointed in its revenue delivery and has seen a de-rating of its shares due to cyclical concerns in ag/machinery. Additionally, Trimble announced the 1.88 billion euro ($1.98 billion) acquisition of Transporean in December 2022, stretching the company’s balance sheet. Maxar Technologies was the largest contributor during the period, as it was acquired by private equity firm Advent International for $53 per share, a 129% premium to the prior close.
Looking Forward:
We continue to believe that this uncertain and inflationary environment favors companies that can quickly and efficiently pass along prices to customers, especially when they possess flexible cost structures. Over the last several years, companies have dealt with a slew of challenges not seen in generations, with management teams and companies demonstrating their core competencies along the way. Today, the higher interest rate environment is creating stresses within business models that had never been tested in this way, creating potential opportunities.
The US has taken a leadership role in decarbonization after the passage of the Inflation
Reduction Act (IRA) signed into law in August 2022. This law will enable more than $370 billion in incentives to enhance investment visibility and enable increased investments in climate change solutions such as renewable energy, electric vehicles, hydrogen, energy efficiency and infrastructure resiliency, positioning the U.S. on track to reduce emissions by
40% compared to 2005 levels, by 2030. While many companies are awaiting final guidance from Treasury, expected later this year, the strong support indicates meaningful activity within the US to potentially take advantage of these favorable business conditions starting in 2024.
In addition, other countries and economic areas such as Canada and the EU are putting for their own set of manufacturing incentives to drive renewable investment within their borders.
Meanwhile, China aims to have infrastructure build out continue to be a catalyst for growth in its post-COVID recovery. The competition for green capital investment is being seen throughout the world, potentially creating additional tailwinds for knock-on secular growth dynamics such as near-shoring, electrification, and resiliency.
/s/ Rolando Morillo /s/ Jose Garza
Portfolio Manager, Thematic Investing Portfolio Manager, Thematic Investing
Rockefeller Asset Management Rockefeller Asset Management
Opinions expressed are those of Rockefeller Asset Management and are subject to change, are not guaranteed and should not be considered investment advice. Rockefeller Asset Management is a division of Rockefeller & Co. LLC, the investment adviser to the Rockefeller Funds.
Must be preceded or accompanied by a current prospectus.
Past performance is no guarantee of future results.
Mutual fund investing involves risk. The value of your investment in the Fund could go down as well as up. You may lose money investing in the Fund, including the loss of principal. Investing in the Fund is subject to certain risks, including general market risk; management risk; climate solutions risk; the risks of investing in equity securities, MLPs, REITS, other investment companies and exchange traded funds and other types of securities. Investments in large capitalization companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Large cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. Investments in small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Investments in non-U.S. securities may be more sensitive to currency fluctuations, political and economic instability, differing government regulations and liquidity risks. These risks are greater in emerging markets. Commodity-linked investments may subject the Fund to greater risks and volatility as commodity prices may be influenced by a variety of factors including unfavorable weather, environmental factors, and changes in government regulations. The Fund’s focus on environmental criteria will limit the number of investment opportunities available to the Fund as compared to other mutual funds with broader investment objectives, and as a result, the Fund may underperform funds that are not subject to similar investment considerations. Portfolio companies may be significantly affected by environmental considerations, taxation, government regulation (including the increased cost of compliance), inflation, increases in interest rates, price and supply fluctuations, increases in the cost of raw materials and other operating costs, technological advances, and competition from new market entrants. In addition, companies may share common characteristics and be subject to similar business risks and regulatory burdens. A downturn in the demand for climate change mitigation and adaptation products and services is likely to have a significant negative impact on the value of the
Fund’s investments. As a result of these and other factors, the Fund’s portfolio investments are expected to be volatile, which may result in significant investment losses to the Fund.
The MSCI ACWI total return indices reinvest dividends after the deduction of withholding taxes, using
(for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
The S&P 500® Financials comprises those companies included in the S&P 500 that are classified as members of the GICS® financials sector.
The U.S Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Indexes are available for the U.S. and various geographic areas. Average price data for select utility, automotive fuel, and food items are also available.
One cannot invest directly in an index.
Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to the schedule of investments included in this report for additional portfolio information.
Rockefeller Capital Management is the marketing name of Rockefeller & Co. LLC, the adviser to the
Fund. The Rockefeller Funds are distributed by Quasar Distributors, LLC.

Rockefeller Climate Solutions Fund
Expense Example
May 31, 2023 (Unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2)
ongoing costs, including management fees, distribution and service (12b-1) fees and other
Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/22 – 5/31/23).
Actual Expenses
The first line of the following table provides information about actual account values and actual expenses. Although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S.
Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund's transfer agent.
Individual Retirement Accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The
Example includes, but is not limited to, management fees, fund administration fees and accounting, custody and transfer agent fees. You may use the information in this first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Rockefeller Climate Solutions Fund
Expense Example (Continued)
May 31, 2023 (Unaudited)
Rockefeller Climate Solutions Fund
Beginning
Account Value
12/01/22
Ending
Account Value
5/31/23
Expenses
Paid During
Period
12/01/22
— 5/31/23
*
Class A
Actual ....................................... $1,000.00 $ 1,046.20 $6.33
Hypothetical (5% return before
expenses) .................................. $1,000.00 $ 1,018.70 $6.24
Institutional Class
Actual ....................................... $1,000.00 $ 1,047.60 $5.05
Hypothetical (5% return before
expenses) .................................. $1,000.00 $ 1,020.00 $4.99
*
Expenses are equal to the Fund's annualized expense ratio of 0.99% and 1.24% for the
Institutional Class and C lass A respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the period).

Rockefeller Climate Solutions Fund
Investment Highlights
May 31, 2023 (Unaudited)
The Fund seeks long-term growth of capital principally through equity investments in global companies across the market capitalization spectrum offering on climate change mitigation or adaptation products and services. Rockefeller & Co., LLC (the “Adviser”) typically considers a company to be focused on climate mitigation or adaptation solutions where it generates revenue by delivering products or services related to water infrastructure and technologies, waste management and technologies, energy efficiency, food, agriculture and forestry, renewable and alternative energy, healthcare, pollution control, and/or climate support systems (“Climate Solution Activities”). While the Fund may invest in companies operating in any industry or sector, due to its focus on Climate Solutions Activities, the Fund is expected to have more meaningful exposure to companies operating in the Industrials sector, and to a lesser extent, to companies operating in the Consumer Discretionary, Communication
Services, traditional Energy, and Financials sectors. The Adviser believes that companies positioned alongside environmental sectors have the potential to significantly outperform the broader equity market over the long-term.
Average Annual Returns as of May 31, 2023
Allocation of Portfolio Holdings as of May 31, 2023
(% of Investments)
Common Stocks 97.16%
Money Market Funds 1.77
Real Estate Investment Trusts 1.07
100.00%
Allocation of Portfolio Holdings as of May 31, 2023
(% of Investments)
United States 63.96%
United Kingdom 9.22
France 9.18
Canada 3.96
Japan 3.29
Faroe Islands 3.13
Switzerland 2.89
Netherlands 1.97
Denmark 1.43
Luxembourg 0.97
100.00%
Class A
(1)
MSCI All Country
World Index (Net
Dividends)
1 Year ................................ 4.87% 0.85%
Since Inception ........................ -5.72% -3.97%
(1)
Fund commenced operations on July 21, 2021.

Rockefeller Climate Solutions Fund
Investment Highlights (Continued)
May 31, 2023 (Unaudited)
Average Annual Returns as of May 31, 2023
Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
Current performance of the Fund may be lower or higher than the performance quoted.
Performance data current to the most recent month-end may be obtained by calling 855-
369-6209.
Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.
Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.
The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.
The MSCI All Country World Index (Net Dividends) (“MSCI ACWI”) is a free float-adjusted market capitalization weighted index that measures the equity performance of global developed and emerging markets. The MSCI returns reflect the reinvestment of dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
Institutional
Class
(1)
MSCI All Country
World Index (Net
Dividends)
1 Year ................................ 5.13% 0.85%
5 Years ............................... 7.90% 6.77%
10 Years .............................. 7.81% 7.82%
Since Inception ........................ 9.40% 9.36%
(1)
Performance shown prior to July 21, 2021 is that of the Rockefeller Climate Solutions Fund, L.P.
(the "Predecessor Fund").  The Predecessor Fund commenced operations on June 1, 2012.  The
Predecessor Fund was reorganized into the Fund on July 21, 2021 in exchange for Institutional
Class shares of the Fund.

Rockefeller Climate Solutions Fund
Investment Highlights (Continued)
May 31, 2023 (Unaudited)
* Inception Date

The accompanying notes are an integral part of these financial statements.

Rockefeller Climate Solutions Fund
Schedule of Investments
May 31, 2023 (Unaudited)
Shares Value
COMMON STOCKS — 96.47%
Building Products — 7.11%
A O Smith Corp. ....................................... 25,963 $ 1,660,074
AZEK Co., Inc. (a) ...................................... 38,605 897,566
Cie de Saint-Gobain .................................... 36,734 2,040,006
Geberit AG ........................................... 1,996 1,058,974
5,656,620
Capital Markets — 1.66%
StoneX Group, Inc. (a) .................................. 16,497 1,324,544
Chemicals — 4.15%
Air Products and Chemicals, Inc. ........................... 7,583 2,040,889
DSM-Firmenich AG (a) .................................. 10,988 1,221,959
Ginkgo Bioworks Holdings, Inc. (a) ......................... 23,830 37,651
3,300,499
Commercial Services & Supplies — 3.35%
Rentokil Initial PLC ..................................... 159,191 1,266,299
Tetra Tech, Inc. ........................................ 10,151 1,395,458
2,661,757
Construction & Engineering — 4.57%
MasTec, Inc. (a) ....................................... 18,853 1,910,940
Stantec, Inc. .......................................... 29,822 1,726,491
3,637,431
Diversified Telecommunication Services — 1.86%
Iridium Communications, Inc. ............................. 24,631 1,478,845
Electric Utilities — 3.45%
SSE PLC ............................................ 117,001 2,744,248
Electrical Equipment — 6.17%
Array Technologies, Inc. (a) ............................... 35,617 789,629
Atkore, Inc. (a) ........................................ 5,065 591,440
Schneider Electric SE ................................... 13,834 2,393,269
Vestas Wind Systems AS (a) .............................. 39,843 1,134,833
4,909,171
Electronic Equipment, Instruments & Components — 11.05%
Badger Meter, Inc. ...................................... 16,926 2,333,587
Halma PLC ........................................... 50,847 1,526,057
TE Connectivity Ltd. .................................... 12,418 1,520,957
Teledyne Technologies, Inc. (a) ............................ 4,001 1,554,989
Trimble, Inc. (a) ........................................ 39,871 1,860,779
8,796,369
Food Products — 6.69%
Bakkafrost P/F ........................................ 37,682 2,470,862
Darling Ingredients, Inc. (a) ............................... 44,994 2,851,719

The accompanying notes are an integral part of these financial statements.

Rockefeller Climate Solutions Fund
Schedule of Investments (Continued)
May 31, 2023 (Unaudited)
Shares Value
COMMON STOCKS — 96.47% (Continued)
Food Products — 6.69% (Continued)
$ 5,322,581
Hotels, Restaurants & Leisure — 0.72%
Sweetgreen, Inc. (a) .................................... 59,922 571,057
Independent Power & Renewable Electricity Producers — 4.33%
Brookfield Renewable Corp. .............................. 59,463 1,996,768
Sunnova Energy International, Inc. (a) ....................... 81,925 1,446,795
3,443,563
Industrial Conglomerates — 1.74%
Hitachi Ltd. ........................................... 24,100 1,387,016
Life Sciences Tools & Services — 8.89%
Agilent Technologies, Inc. ................................ 14,679 1,697,920
Danaher Corp. ........................................ 14,231 3,267,722
Eurofins Scientific SE (a) ................................. 11,631 768,567
Thermo Fisher Scientific, Inc. ............................. 2,627 1,335,724
7,069,933
Machinery — 14.44%
ATS Corp. (a) ......................................... 32,071 1,404,509
Kubota Corp. ......................................... 88,000 1,209,899
Mueller Industries, Inc. .................................. 39,157 2,907,799
Mueller Water Products, Inc. .............................. 90,407 1,238,576
Pentair PLC .......................................... 31,619 1,753,906
Timken Co. ........................................... 22,525 1,611,664
Xylem, Inc./NY ........................................ 13,581 1,360,816
11,487,169
Multi-Utilities — 1.74%
WEC Energy Group, Inc. ................................. 15,896 1,388,516
Professional Services — 8.74%
Arcadis NV ........................................... 38,311 1,557,807
Bureau Veritas SA ...................................... 110,929 2,819,016
Verisk Analytics, Inc. .................................... 11,770 2,578,925
6,955,748
Software — 4.42%
ANSYS, Inc. (a) ....................................... 4,668 1,510,518
Bentley Systems, Inc. ................................... 19,346 943,698
Roper Technologies, Inc. ................................. 2,340 1,062,875
3,517,091
Water Utilities — 1.39%
American Water Works Co., Inc. ........................... 7,662 1,106,776
TOTAL COMMON STOCKS (Cost $80,000,260) ............... 76,758,934

The accompanying notes are an integral part of these financial statements.

Rockefeller Climate Solutions Fund
Schedule of Investments (Continued)
May 31, 2023 (Unaudited)
The Global Industry Classification Standard (GICS
®
) was developed by and/or is the exclusive
property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Shares Value
REAL ESTATE INVESTMENT TRUSTS — 1.06%
Mortgage Real Estate Investment Trusts (REITs) — 1.06%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. ........ 35,848 $ 843,503
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,813,036) . 843,503
MONEY MARKET FUNDS — 1.75%
Morgan Stanley Institutional Liquidity Funds - Institutional Class,
4.959% (b) ........................................... 1,394,375 1,394,375
TOTAL MONEY MARKET FUNDS (Cost $1,394,375) ........... 1,394,375
Total Investments (Cost $83,207,671) — 99.28% 78,996,812
Other Assets in E xcess of Liabilities — 0.72% ................ 572,430
TOTAL NET ASSETS — 100.00% ......................... $ 79,569,242
Percentages are stated as a percent of net assets.
PLC
Public Limited Company
SA
An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
SE
Societas Europaea is a term for a European Public Liability Company.
(a) Non-income producing security.
(b) The rate shown represents the seven-day yield as of May 31, 2023.

Rockefeller Climate Solutions Fund
Statement of Assets and Liabilities
May 31, 2023 (Unaudited)
The accompanying notes are an integral part of these financial statements.

Assets
Investments, at value (Cost:
$ 83,207,671
)
..............................................................
$ 78,996,812
Cash .......................................................................................................... 173
Dividends and interest receivable ..................................................................... 138,446
Receivable for investment securities sold ........................................................... 688,031
Other assets ................................................................................................ 22,289
Total Assets ...........................................................................................
79,845,751
Liabilities
Payable to Adviser ........................................................................................ 34,306
Payable for investments purchased .................................................................. 141,710
Payable for 12b-1 fees - Class A ...................................................................... 287
Payable to affiliates ....................................................................................... 74,517
Accrued expenses and o ther liabilities .............................................................. 841
Audit fees payable ......................................................................................... 24,848
Total Liabilities .......................................................................................
276,509
Net Assets
................................................................................................. $ 79,569,242
Net Assets Consist of:
Paid-in capital ............................................................................................... $ 68,067,328
Total distributable earnings ............................................................................. 11,501,914
Net Assets
............................................................................................. $ 79,569,242
Institutional Class
.......................................................................................
Net assets ..................................................................................................
$ 79,278,739
Shares of beneficial interest outstanding (unlimited shares authorized, $0.001 par value ) .................................................................................................... 8,854,996
Net asset value , redemption price and offering price per share ........................... $ 8 .95
Class A
......................................................................................................
Net assets ..................................................................................................
$ 290,503
Shares of beneficial interest outstanding (unlimited shares authorized, $0.001 par value ) .................................................................................................... 32,551
Net asset value , redemption price and offering price per share ........................... $ 8 .92

Rockefeller Climate Solutions Fund
Statement of Operations
May 31, 2023 (Unaudited)
The accompanying notes are an integral part of these financial statements.

Investment Income
Dividend income ........................................................................................... $ 626,216
Less: Foreign withholding taxes and issuance fees ............................................... (67,107)
Interest income ............................................................................................. 34,057
Total Investment Income .........................................................................
593,166
Expenses
Management fees .......................................................................................... 368,630
Administration and accounting fees ................................................................... 62,426
Transfer agent fees and expenses ..................................................................... 33,310
Federal & state registration fees ....................................................................... 23,580
Audit and tax fees .......................................................................................... 18,472
T rustees' fees ............................................................................................... 13,752
Legal fees .................................................................................................... 10,194
Custody fees ................................................................................................ 7,730
Chief Compliance Officer fees .......................................................................... 7,462
Pricing fees .................................................................................................. 2,826
Insurance expense ........................................................................................ 2,366
Reports to shareholders ................................................................................. 1,182
12b-1 fees – Class A ...................................................................................... 400
Other expense .............................................................................................. 4,372
Total expenses .............................................................................................. 556,702
Net advisory recoupment/(waivers) (Note 4) ........................................................ (126,956)
Net expenses ........................................................................................
429,746
Net Investment Income/(Loss) .......................................................................
163,420
Realized and Unrealized Gain (Loss) on Investments
Net realized gain/(loss) on:
Investments ............................................................................................ (3,318,725)
Foreign currency ...................................................................................... (20,619)
Net change in unrealized appreciation/(depreciation) on:
Investments ............................................................................................ 7,054,267
Foreign currency ...................................................................................... (1,469)
Net Realized and Unrealized Gain on Investments ...........................................
3,713,454
Net Increase in Net Assets from Operations ....................................................
$ 3,876,874

The accompanying notes are an integral part of these financial statements.

Rockefeller Climate Solutions Fund
Statements of Changes in Net Assets
Period Ended
May 31, 2023
(Unaudited)
Year Ended
November 30, 2022
From Operations
Net investment income ............................................ $ 163,420 $ 296,953
Net realized loss from investment s
and foreign currency translation .............................. (3,339,344) (5,955,240)
Net change in u nrealized appreciation/(depreciation) on
investment and foreign currency translation ............... 7,052,798 (11,855,364)
Net increase/(decrease) in net assets from operations ....... 3,876,874 (17,513,651)
From Distributions
Net dividends and distributions ................................... (123,855) (491,300)
Net decrease in net assets resulting from distributions paid . (123,855) (491,300)
From Capital Share Transactions
Proceeds from shares sold — Class A ......................... 6,562 726,666
Proceeds from shares sold — Institutional Class ............ 150,061 8,695,113
Reinvestments — Class A ......................................... 0 3,754
Reinvestments — Institutional Class ............................ 43,628 333,438
Cost of shares redeemed — Class A ........................... (850,922) (276,404)
Cost of shares redeemed — Institutional Class .............. (15,619,991) (13,512,820)
Net decrease in net assets from capital share transactions .. (16,270,662) (4,030,253)
Total Decrease in N et A ssets
...................................... (12,517,643) (22,035,204)
Net Assets
Beginning of
period ......................................................
92,086,885 114,122,089
End of
period ...............................................................
$ 79,569,242 $ 92,086,885

The accompanying notes are an integral part of these financial statements.

Rockefeller Climate Solutions Fund – Institutional Class
Financial Highlights
Period
Ended May
31, 2023
(Unaudited)
Year
Ended
November
30, 2022
Period
Ended
November
30, 2021
(1)
Net Asset Value, Beginning of Period ...................
$8.56 $10.06 $10.00
Income from investment operations
:
Net investment income/(loss)
(2)
....................... 0.02 0.03 (0.01)
Net realized and unrealized gain/(loss) .................. 0.38 (1.49) 0.07
Total From Investment Operations ....................... 0.40 (1.46) 0.06
Paid from net investment income ...................... (0.01) – –
Paid from realized gains ............................. – (0.04) –
Total Distributions ................................... (0.01) (0.04) –
Net Asset Value, End of Period ........................
$8.95 $8.56 $10.06
Total return .......................................
4.76%
(3)
-14.55% 0.58%
(3)
Supplemental Data and Ratios:
Net assets, end of period (000) ......................... $79,279 $90,942 $113,235
Ratio of expenses to average net assets:
Before waiver, expense recoupment .................... 1.28%
(4)
1.26% 1.25%
(4)
After waiver, expense recoupment ..................... 0.99%
(4)
0.99% 0.99%
(4)
Ratio of net investment income/(loss) to average net assets:
Before waiver, expense recoupment .................... 0.09%
(4)
0.04% (0.69)%
(4)
Net after waiver, expense recoupment .................. 0.38%
(4)
0.31% (0.43)%
(4)
Portfolio turnover rate ................................ 15.16%
(3)
16.93% 13.14%
(5)
(1) Commenced operations on July 21, 2021.
(2)
Net investment income per share has been calculated based on average shares outstanding during the period.
(3) Not annualized for periods less than one year.
(4) Annualized for periods less than one year.
(5)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received as a result of in-kind subscriptions.

The accompanying notes are an integral part of these financial statements.

Rockefeller Climate Solutions Fund – Class A
Financial Highlights
Period
Ended May
31, 2023
(Unaudited)
Year Ended
November
30, 2022
Period
Ended
November
30, 2021
(1)
Net Asset Value, Beginning of Period ...............
$8.53 $10.05 $10.00
Income from investment operations:
Net investment income/(loss)
(2)
................... 0.00
(3)
0.01 (0.03)
Net realized and unrealized gain/(loss) .............. 0.39 (1.49) 0.08
Total From Investment Operations ................... 0.39 (1.48) 0.05
Paid from net investment income .................. – – –
Paid from realized gains ......................... – (0.04) –
Total Distributions ............................... – (0.04) –
Net Asset Value, End of Period ....................
$8.92 $8.53 $10.05
Total return ...................................
4.62%
(4)
-14.76% 0.50%
(4)
Supplemental Data and Ratios:
Net assets, end of period (000) ..................... $291 $1,145 $887
Ratio of expenses to average net assets:
Before waiver, expense recoupment ................ 1.53%
(5)
1.53% 1.56%
(5)
After waiver, expense recoupment ................. 1.24%
(5)
1.24% 1.24%
(5)
Ratio of net investment income/(loss) to average net assets:
Before waiver, expense recoupment ................ (0.21)%
(5)
(0.19)% (1.21)%
(5)
Net after waiver, expense recoupment .............. 0.09%
(5)
0.08% (0.89)%
(5)
Portfolio turnover rate ............................ 15.16%
(4)
16.93% 13.14%
(4)
(1) Commenced operations on July 21, 2021.
(2)
Net investment income per share has been calculated based on average shares outstanding during the period.
(3) Amount represents less than $.01 per share.
(4) Not annualized for periods less than one year.
(5) Annualized for periods less than one year.

Rockefeller Climate Solutions Fund
Notes to Financial Statements
May 31, 2023 (Unaudited)
(1) Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Rockefeller Climate Solutions Fund (the
"Fund") represents a distinct diversified series with its own investment objective and policies within the Trust. The investment objective of the Fund is to seek long-term growth of capital principally through equity investments in public companies across the market capitalization spectrum offering climate change mitigation or adaptation products and services. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. Costs incurred by the Fund in connection with the organization, registration and initial public offering of shares were borne by the Adviser.
(2) Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The Fund is an investment company and accordingly follows the investment company accounting reporting guidance of the Financial Accounting Standards Board (FASB)
Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.
(a) Investment Valuation
Each equity security owned by the Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued.
If a security is listed on more than one exchange, the Fund will use the price on the exchange that the Fund generally considers to be the principal exchange on which the security is traded.
Fund securities, including common stocks, preferred stocks and exchange traded funds, listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If, on a particular day, an exchange-listed or
NASDAQ security does not trade, then: (i) the security is valued at the mean between the most recent quoted bid and asked prices at the close of the exchange on such day;
or (ii) the security is valued at the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and the over-
the-counter markets as published by an approved independent pricing service (“Pricing
Service”).
Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier.
Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the
U.S. dollar using the applicable currency exchange rates as of the close of the New York
Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.
Foreign securities are traded on foreign exchanges which typically close before the close of business on each day on which the NYSE is open. Each security trading on

Rockefeller Climate Solutions Fund
Notes to Financial Statements (Continued)
May 31, 2023 (Unaudited)
these exchanges may be valued utilizing a systematic fair valuation model provided by a pricing service. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S.
market after the foreign markets close and are classified as Level 2 securities. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its
NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time.
Debt securities, including short-term debt instruments having a maturity of 60 days or less, are generally valued at the mean in accordance with prices provided by a
Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-
dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value, as described below.
When market quotations are not readily available, any security or other asset is valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the
Adviser's fair value pricing procedures, subject to oversight by the Board of Trustees.
These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value.
The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Adviser will regularly evaluate whether the Fund's fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures.
The Fund has adopted Statement of Financial Accounting Standards, “Fair Value
Measurements and Disclosures,” which requires the Fund to classify its securities based on a valuation method. These inputs are summarized in the three broad levels listed below:
Level 1— Quoted prices in active markets for identical securities.
Level 2— Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3— Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's investments carried at fair value as of May 31, 2023:

Rockefeller Climate Solutions Fund
Notes to Financial Statements (Continued)
May 31, 2023 (Unaudited)
The Fund held no Level 3 securities during the period ended May 31, 2023.
The Fund did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2023.
(b) Federal Income Taxes
The Fund complies with the requirements of Subchapter M of the Internal Revenue
Code of 1986, as amended the (“Code”), necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.
(c) Distributions to Shareholders
The Fund will distribute net investment income (less operation expenses) and net capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.
The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are either temporary or permanent in nature.
To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.
(d) Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Rockefeller Climate Solutions Fund
Level 1 Level 2 Level 3 Total
Assets
(1)
:
Equities:
Common Stock $ 54,382,082 $ 22,376,852 $ – $ 76,758,934
Real Estate Investment Trusts 843,503 – – 843,503
Total Equity Securities
55,225,585 22,376,852 – 77,602,437
Money Market Funds
1,394,375 – – 1,394,375
Total Investments in Securities
$ 56,619,960 $ 22,376,852 $ – $ 78,996,812
(1)
See the Schedule of Investments for industry classifications.

Rockefeller Climate Solutions Fund
Notes to Financial Statements (Continued)
May 31, 2023 (Unaudited)
(e) Share Valuation
The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding, rounded to the nearest cent. The Fund's shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.
(f) Expenses
Expenses associated with a specific fund in the Trust are charged to that fund. Expenses are recognized on an accrual basis. Common expenses are typically allocated evenly between the series of the Trust, or by other equitable means.
(g) Other
Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on a high amortized cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Distributions received from the Fund's investments in REITs are comprised of ordinary income, capital gains and return of capital, as applicable. For financial statement purposes, the Fund uses estimates to characterize these distributions received as return of capital, capital gain or ordinary income. Such estimates are based on historical information available from each REIT and other industry sources.
These estimates may subsequently be revised based on information received for the security after the tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund. Changes to estimates will be recorded in the period they are known. The distributions received from
REIT securities that have been classified as income and capital gains are included in dividend income and net realized gain on investments, respectively, on the Statement of Operations. The distributions received that are classified as return of capital reduced the cost of investments on the Statement of Assets and Liabilities. Any discount or premium is accreted or amortized using the constant yield method until maturity, or where applicable, the first call date of the security. Constant yield amortization takes into account the income that is produced on a debt security. This accretion/amortization type utilizes the discount rate used in computing the present value of all future principal and interest payments made by a debt instrument and produces an amount equal to the cost of the debt instrument.
(3) Federal Tax Matters
The tax character of distributions paid during the year ended November 30, 2022 was as follows:
Distributions paid from:
Ordinary Income .................................................. $ –
Long-Term Capital Gains ............................................ 491,300
Total Distributions Paid ............................................ $ 491,300

Rockefeller Climate Solutions Fund
Notes to Financial Statements (Continued)
May 31, 2023 (Unaudited)
As of November 30, 2022, the components of accumulated earnings (losses) for income tax purposes were as follows:
The difference between cost amounts for financial statement and federal income tax purposes is due to wash sale and partnership adjustments and timing differences in recognizing certain gains and losses in security transactions.
As of November 30, 2022, the Fund had short-term capital losses of $3,979,753 and long-term capital losses of $539,008, which will be carried forward indefinitely to offset future realized capital gains.
As of November 30, 2022, the tax years 2021 and 2022 remain open to examination in the Fund's major tax jurisdictions. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next year. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of
Operations. During the period, the Fund did not incur any interest or penalties, nor were any accrued as of November 30, 2022.
GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the year ended November 30, 2022, the following reclassifications were made for permanent tax differences on the Statement of Assets and Liabilities.
(4) Investment Adviser
The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Fund compensates the Adviser for its management services at the annual rate of
0.85%, of the average daily net assets of the Fund.
The Adviser has contractually agreed to waive its management fee and/or reimburse the
Fund’s other expenses through the expiration date listed below to the extent necessary to ensure that the Fund’s total annual operating expenses do not exceed the Fund’s
Expense Limitation Cap, listed below, of the Fund’s average daily net assets.
Cost basis of investments for federal income tax purposes
$ 79,953,273
Gross tax unrealized appreciation
28,077,849
Gross tax unrealized depreciation
(15,937,134)
Net tax unrealized appreciation
12,140,715
Undistributed ordinary income
115,665
Undistributed capital gains
–
Total other accumulated loss
(4,518,761)
Total distributable earnings
$ 7,737,619
Total Distributable Earnings/(Losses) $ (11,277)
Paid-In Capital 11,277
Expense
Limitation Cap
Expiration
Date
Rockefeller Climate Solutions Fund ................. 0.99% March 31, 2024

Rockefeller Climate Solutions Fund
Notes to Financial Statements (Continued)
May 31, 2023 (Unaudited)
Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recover amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period do not exceed the lesser of: (1) the Expense Limitation Cap in place at the time of the waiver and/or reimbursement; or (2) the Expense Limitation Cap in place at the time of recovery; provided, however, that the Adviser shall only be entitled to recover such amounts for a period of up to three years from the date such amount was waived or reimbursed. For the period ended May 31, 2023, $126,956 of expenses were waived, which are eligible for recoupment through May 31, 2026.
(5) Related Party Transactions
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services
(“Fund Services” or the “Administrator”), acts as the Fund's Administrator under an
Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses; and
reviews the Fund's expense accruals. Fund Services also serves as the fund accountant and transfer agent to the Fund. U.S. Bank National Association (“US Bank”), an affiliate of Fund Services, serves as the Fund’s custodian. The Trust’s Chief Compliance Officer is also an employee of Fund Services. Fees and expenses incurred for the period ended
May 31, 2023, and owed as of May 31, 2023, are as follows:
The Fund has a line of credit with US Bank (see Note 9).
Certain officers of the Fund are also employees of Fund Services.
(6) Distribution Plan
The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act
(the “12b-1 Plan”), on behalf of the Class A shares of the Fund which authorizes the
Trust to pay Quasar Distributors, LLC (the “Distributor”), the Fund's principal distributor, a distribution fee of 0.25% of the Fund’s average daily net assets of the Fund's Class
A shares. During the period ended May 31, 2023, the Class A shares incurred fees pursuant to the 12b-1 Plan of $400.
(7) Capital Share Transactions
Transactions in the shares of the Fund were as follows:
Incurred Owed
Administration & Accounting $ 62,426 $ 41,774
Pricing $ 2,826 $ 553
Transfer Agency $ 33,310 $ 23,225
Custody $ 7,730 $ 4,003
Chief Compliance Officer $ 7,462 $ 4,962
Class A
Period Ended May 31,
2023
Year Ended
November 30, 2022
Shares Sold .................................................. 720 79,448
Shares Reinvested ......................................... – 366
Shares Redeemed .......................................... (102,333) (33,956)

Rockefeller Climate Solutions Fund
Notes to Financial Statements (Continued)
May 31, 2023 (Unaudited)
(8) Investment Transactions
The aggregate securities transactions, excluding short-term investments and amounts transferred in-kind noted below, for the Fund for the period ended May 31, 2023 are listed below.
(9) Line of Credit
As of May 31, 2023, the Fund had a line of credit in the amount of $10,000,000, which will mature on August 5, 2023. This secured line of credit is intended to provide short-term financing, if necessary, and subject to certain restrictions, in connection with shareholder redemptions. The credit facility is the Fund's custodian, US Bank. Interest will accrue at the prime rate. The following table provides information regarding usage of the line of credit for the period ended May 31, 2023. The Fund did not have an outstanding balance on the line of credit as of May 31, 2023.
(10) Recent Market Events
U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine and the impact of the coronavirus (COVID-19) global pandemic. The global recovery from COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European
Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from
Russia. The war has contributed to recent market volatility and may continue to do so.
These developments, as well as other events, could result in further market volatility and
Net (Decrease)/Increase .................................. (101,613) 45,858
Institutional Class
Period Ended May 31,
2023
Year Ended
November 30, 2022
Shares Sold .................................................. 17,206 968,830
Shares Reinvested ......................................... 5,257 32,467
Shares Redeemed .......................................... (1,792,227) (1,635,005)
Net Decrease ................................................ (1,769,764) (633,708)
Purchases Sales
U.S.
Government
Securities
Purchases
U.S.
Government
Securities
Sales
Rockefeller Climate Solutions
Fund .................. $ 12,882,016 $ 28,755,190 $ – $ –
Days
Utilized
Average
Amount of
Borrowing
Interest
Expense
Maximum
Amount of
Borrowing
Date of
Maximum
Borrowing
5 $2,071,400 $2,785 $4,276,000 03/21/2023

Rockefeller Climate Solutions Fund
Notes to Financial Statements (Continued)
May 31, 2023 (Unaudited)
negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account.
(11) Subsequent Events
The Fund has evaluated events and transactions that have occurred subsequent to May 31, 2023 and determined there were no subsequent events that would require recognition or disclosure within the financial statements other than as described below.
On December 20, 2022, the Fund declared and paid distributions from ordinary income to shareholders of record as of December 19, 2022, in the amount of $123,855 for the
Institutional Class.

Rockefeller Funds
Statement Regarding Liquidity Risk Management
May 31, 2023 (Unaudited)
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended, Trust for Professional Managers (the “Trust”) has adopted and implemented a liquidity risk management program (the “Trust Program”). As required under the Trust Program, Rockefeller & Co. LLC (“Rockefeller”), the investment adviser to the Fund, a series of the Trust, has adopted and implemented a liquidity risk management program tailored specifically to the Fund (the “Adviser Program”).
The Adviser Program seeks to promote effective liquidity risk management for the
Fund and to protect Fund shareholders from dilution of their interests. The Board of
Trustees (the “Board”) of the Trust has approved Rockefeller as the administrator for the Adviser Program (the “Program Administrator”). The Program Administrator
has further delegated administration of the Adviser Program to its Portfolio Analytics
Group. The Program Administrator is required to provide a written annual report to the Board and the Trust’s Chief Compliance Officer regarding the adequacy and effectiveness of the Adviser Program, including the operation of the Fund’s highly liquid investment minimum, and any material changes to the Adviser Program.
On April 20, 2023, the Board reviewed the Program Administrator’s written annual report for the period January 1, 2022 through December 31, 2022 (the “Report”).
The Report provided an assessment of the Fund’s liquidity risk: the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Adviser Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The Program Administrator has retained ICE Data Services, Inc., a third party vendor, to provide portfolio investment classification services, and the
Report noted that the Fund primarily held investments that were classified as highly liquid during the review period. The Report noted that the Fund’s portfolio is expected to continue to primarily hold highly liquid investments and the determination that the Fund be designated as a “primarily highly liquid fund” (as defined in Rule 22e-4)
remains appropriate and the Fund can therefore continue to rely on the exclusion in
Rule 22e-4 from the requirements to determine and review a highly liquid investment minimum for the Fund and to adopt policies and procedures for responding to a highly liquid investment minimum shortfall. The Report noted that there were no breaches of the Fund’s restriction on holding illiquid investments exceeding 15%
of its net assets during the review period. The Report confirmed that the Fund’s investment strategy was appropriate for an open-end management investment company. The Report also indicated that no material changes had been made to the
Adviser Program during the review period. The Program Administrator determined that the Fund is reasonably likely to be able to meet redemption requests without adversely affecting non-redeeming Fund shareholders through significant dilution.
The Program Administrator concluded that the Adviser Program was adequately designed and effectively implemented during the review period.

Rockefeller Climate Solutions Fund
Additional Information
(Unaudited)
Tax Information
For the year ended November 30, 2022, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief
Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 0.00%.
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended November 30, 2022, was
0.00%.
For the year ended November 30, 2022, the percentage of taxable ordinary income distributions designated as short-term capital gain distributions under Section 871(k)(2)(c)
of the Code for the Fund was 0.00%.
Indemnifications
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.
Information about Trustees
The business and affairs of the Trust are managed under the direction of the Board of
Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 855-369-6209.
Name, Address
and Year of Birth
Position(s)
Held with
the Trust
Term of
Office and
Length
of Time
Served
Number of
Portfolios
in Trust
Overseen
by Trustee
Principal
Occupation(s)
During the Past
Five Years
Other
Directorships
Held by Trustee
During the Past
Five Years
Independent Trustees
Michael D. Akers,
Ph.D.
615 E. Michigan
St. Milwaukee, WI
53202
Year of Birth: 1955
Trustee
Indefinite
Term; Since
August 22,
2001
27
Professor
Emeritus
Department of
Accounting (June
2019-present),
Professor
Department
of Accounting
(2004-May
2019) Marquette
University.
Independent
Trustee, USA
MUTUALS
(an open-end
investment
company)
(2001-2021).

Rockefeller Climate Solutions Fund
Additional Information (Continued)
(Unaudited)
Name, Address
and Year of Birth
Position(s)
Held with
the Trust
Term of
Office and
Length
of Time
Served
Number of
Portfolios
in Trust
Overseen
by Trustee
Principal
Occupation(s)
During the Past
Five Years
Other
Directorships
Held by Trustee
During the Past
Five Years
Gary A. Drska
615 E. Michigan
St. Milwaukee, WI
53202
Year of Birth: 1956
Trustee
Indefinite
Term; Since
August 22,
2001
27
Retired; Former
Pilot, Frontier/
Midwest Airlines,
Inc. (airline
company)
(1986-2021).
Independent
Trustee, USA
MUTUALS
(an open-end
investment
company)
(2001-2021).
Vincent P. Lyles
615 E. Michigan
St. Milwaukee, WI
53202
Year of Birth: 1961
Trustee
Indefinite
Term; Since
April 6, 2022
27  Executive Director,
Milwaukee
Succeeds
(education
advocacy
organization)
(2023-present);
System Vice
President of
Community
Relations,
Advocate
Aurora Health
Care (health
care provider)
(2019-2022);
President and
Chief Executive
Officer, Boys
& Girls Club of
Greater Milwaukee
(2012-2018).
Independent
Director, BMO
Funds, Inc.
(an open-end
investment
company)
(2017-2022).

Rockefeller Climate Solutions Fund
Additional Information (Continued)
(Unaudited)
Name, Address
and Year of Birth
Position(s)
Held with
the Trust
Term of
Office and
Length
of Time
Served
Number of
Portfolios
in Trust
Overseen
by Trustee
Principal
Occupation(s)
During the Past
Five Years
Other
Directorships
Held by Trustee
During the Past
Five Years
Erik K. Olstein
615 E. Michigan
St. Milwaukee, WI
53202
Year of Birth: 1967
Trustee
Indefinite
Term; Since
April 6, 2022
27
Retired; President
and Chief
Operating Officer
(2000-2020),
Vice President of
Sales and Chief
Operating Officer
(1995-2000),
Olstein Capital
Management,
L.P. (asset
management
firm); Secretary
and Assistant
Treasurer, The
Olstein Funds
(1995-2018).
Trustee, The
Olstein Funds
(an open-end
investment
company)
(1995-2018).
Lisa Zúñiga
Ramírez
615 E. Michigan
St. Milwaukee, WI
53202
Year of Birth: 1969
Trustee
Indefinite
Term; Since
April 6, 2022
27
Retired; Principal
and Senior
Portfolio Manager,
Segall , Bryan &
Hamill, LLC (asset
management
firm) (2018-2020);
Partner and
Senior Portfolio
Manager, Denver
Investments
LLC (asset
management firm)
(2009-2018).
N/A
Gregory M. Wesley
615 E. Michigan
St. Milwaukee, WI
53202
Year of Birth: 1969
Trustee
Indefinite
Term; Since
April 6, 2022
27
Senior Vice
President of
Strategic Alliances
and Business
Development,
Medical College
of Wisconsin
(2016-present).
N/A

Rockefeller Climate Solutions Fund
Additional Information (Continued)
(Unaudited)
Name, Address
and Year of Birth
Position(s)
Held with
the Trust
Term of
Office and
Length
of Time
Served
Number of
Portfolios
in Trust
Overseen
by Trustee
Principal
Occupation(s)
During the Past
Five Years
Other
Directorships
Held by Trustee
During the Past
Five Years
Officers
John P. Buckel *
615 E. Michigan
St. Milwaukee, WI
53202
Year of Birth: 1957
Chairperson,
Trustee,
President
and Principal
Executive
Officer
Indefinite
Term;
Chairperson
and Trustee
(Since
January 19,
2023);
President
and Principal
Executive
Officer
(Since
January 24,
2013)
27
Vice President
U.S. Bancorp Fund
Services, LLC
(2004-present).
N/A
Jennifer A. Lima
615 E. Michigan St.
Milwaukee, WI
53202
Year of Birth: 1974
Vice
President,
Treasurer
and Principal
Financial
and
Accounting
Officer
Indefinite
Term; Since
January 24,
2013
N/A
Vice President
U.S. Bancorp Fund
Services, LLC
(2002-present).
N/A
Deanna B. Marotz
615 E. Michigan St.
Milwaukee, WI
53202
Year of Birth: 1965
Chief
Compliance
Officer, Vice
President
and Anti-
Money
Laundering
Officer
Indefinite
Term; Since
October 21,
2021
N/A
Senior Vice
President,
U.S. Bancorp Fund
Services, LLC
(2021-present);
Chief Compliance
Officer of Keeley-
Teton Advisors,
LLC and Teton
Advisors, Inc.
(2017-2021).
N/A

Rockefeller Climate Solutions Fund
Additional Information (Continued)
(Unaudited)
* Mr. Buckel is deemed to be an "interested person" of the Trust as defined by the 1940 Act due to his position and material business relationship with the Trust.
Name, Address
and Year of Birth
Position(s)
Held with
the Trust
Term of
Office and
Length
of Time
Served
Number of
Portfolios
in Trust
Overseen
by Trustee
Principal
Occupation(s)
During the Past
Five Years
Other
Directorships
Held by Trustee
During the Past
Five Years
Jay S. Fitton
615 E. Michigan
St. Milwaukee, WI
53202
Year of Birth: 1970
Secretary
Indefinite
Term; Since
July 22,
2019
N/A
Assistant Vice
President,
U.S. Bancorp Fund
Services, LLC
(2019–present);
Partner, Practus ,
LLP (2018-2019);
Counsel, Drinker
Biddle & Reath
LLP (2016-2018).
N/A
Kelly A. Strauss
615 E. Michigan
St. Milwaukee, WI
53202
Year of Birth: 1987
Assistant
Treasurer
Indefinite
Term; Since
April 23,
2015
N/A
Assistant Vice
President,
U.S. Bancorp Fund
Services, LLC
(2011–present).
N/A
Shannon Coyle
615 E. Michigan
St. Milwaukee, WI
53202
Year of Birth: 1990
Assistant
Treasurer
Indefinite
Term;
Since
August 26,
2022
N/A  Officer,
U.S. Bancorp Fund
Services, LLC
(2015–present).
N/A
Laura A. Carroll
615 E. Michigan
St. Milwaukee, WI
53202
Year of Birth: 1985
Assistant
Treasurer
Indefinite
Term;
Since
August 20,
2018
N/A
Assistant Vice
President,
U.S. Bancorp Fund
Services, LLC
(2007–present).
N/A

! ! !
A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)
Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties.
In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’
forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio managers to implement their strategies efficiently and effectively.
Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.
ADDITIONAL INFORMATION (Unaudited)
The Fund adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 855-369-6209. A description of these policies and procedures is also included in the Fund’s Statement of
Additional Information, which is available on the SEC’s website at http://www.sec.gov .
The Fund’s proxy voting records for the most recent 12-month period ended June 30 are available without charge, either upon request by calling the Fund toll free at 855-369-6209 or by accessing the SEC’s website at http://www.sec.gov .
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. Shareholders may view the Part F of Form N-PORT reports, on the SEC’s website at http://www.sec.gov .
HOUSEHOLDING (Unaudited)
In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and certain other shareholder documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the
Fund reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 855-
369-6209 to request individual copies of these documents. Once the Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

! ! !
ROCKEFELLER FUNDS
Investment Adviser
Rockefeller & Co. LLC
45 Rockefeller Plaza, 5th Floor
New York, New York 10111
Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street
Suite 1800
Milwaukee, Wisconsin 53202
Independent Registered Public
Accounting Firm
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606
Transfer Agent, Fund Accountant and
Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive
Suite 302
Milwaukee, Wisconsin 53212
Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue
Suite 2200
Milwaukee, Wisconsin 53202
This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

(b)
Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

 Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)

Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission o
f Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s President
and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securiti
es Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)

Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002.
Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*
/s/ John Buckel____________
John Buckel, President

Date:
8/1/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*
/s/ John Buckel
____________
John Buckel, President

Date:
8/1/2023

By (Signature and Title)*
/s/ Jennifer Lima
____________
Jennifer Lima, Treasurer

Date:
8/1/2023

* Print the name and title of each signing officer under his or her signature.

CERTIFICATIONS

I, John Buckel, certify that:

1.

I have reviewed this report on Form N-CSR of Trust for Professional Managers;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3.

Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;
4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;
(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;
(c)

Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and
(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and
5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):
(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and
(b)

Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: 8/1/2023	/s/ John Buckel ____________ John Buckel President

CERTIFICATIONS

I, Jennifer Lima, certify that:

1.

I have reviewed this report on Form N-CSR of Trust for Professional Managers;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3.

Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;
4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;
(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;
(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and
(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and
5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):
(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and
(b)

Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: 8/1/2023	/s/ Jennifer Lima_________ Jennifer Lima Treasurer

Certification Pursuant to Section 906 of the Sarbanes-Oxley Act

Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, each of the undersigned officers of the Trust for Professional Managers (the “Trust”), does hereby certify, to such officer’s knowledge, that the report on Form N-CSR of the Trust for the period ended May 31, 2023 fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as applicable, and that the information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Trust for the stated period.

/s/ John Buckel ____________ John Buckel President, Trust for Professional Managers	/s/ Jennifer Lima ____________ Jennifer Lima Treasurer, Trust for Professional Managers
Dated: 8/1/2023

This statement accompanies this report on Form N-CSR pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and shall not be deemed as filed by the Trust for purposes of Section 18 of the Securities Exchange Act of 1934.